Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets allowance for credit loss movement activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantees [Abstract]
Balance at beginning of the year	¥ 0	¥ 0	¥ 0
Additions	12,527	0	0
Charge-offs	(3,482)	0	0
Balance at end of the year	¥ 9,045	¥ 0	¥ 0